9. Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Capital
9. Share Capital

Preferred Stock

The Company’s authorized capital includes 50,000,000 shares of preferred stock of $0.0001 per share par value.  The designation of rights including voting powers, preferences, and restrictions shall be determined by the Board of Directors before the issuance of any shares.

On July 21, 2014 the Company completed a private placement of 170,940 shares of mandatorily convertible Series A Preferred Stock that also included 100,000 Class B warrants, each warrant convertible to one share of common stock at an exercise price of $4 per share. The net proceeds of the offering were $982,000 after deducting offering costs.

The holders of Series A Preferred Stock are entitled to receive cumulative dividends during a period of twenty-four (24) months from and after the Issuance Date (the “Dividend Period”). During the Dividend Period for each outstanding share of Series Preferred Stock, dividends shall be payable quarterly in cash, at the rate of 10% per annum on or before each ninety (90) day period following the Issuance Date (each a “Dividend Payment Date”), with the first Dividend Payment Date to occur promptly following the three month period following the Issuance Date, and continuing until the end of the Dividend Period. Following the expiration of the Dividend Period, the holders of Series A Preferred Stock shall not be entitled to any additional dividend payment or coupon rate.

Shares of Series A Preferred Stock are convertible in whole or in part, at the option of the holders, into shares of common stock at $5.85 per share prior to the Maturity, and all outstanding shares of Series A Preferred Stock shall automatically convert to shares of common stock upon Maturity, provided however, at no time may holders convert shares of Series A Preferred Stock if the number of shares of common stock to be issued pursuant to such conversion would cause the number of shares of common stock beneficially owned by such holder and its affiliates to exceed 9.99% of the then issued and outstanding shares of common stock outstanding at such time, unless the holder provides us with a waiver notice in such form and with such content specified in the Series A Certificate of Designation.

Shares of Series A Preferred Stock are redeemable, at the option of the holders commencing any time after 12 months from and after the closing at a price equal to the original purchase price plus all accrued but unpaid dividends. In the event that the Company completes a financing of $10 million or greater prior to Maturity, the Series A Preferred Stock will be redeemed at a price equal to the original purchase price plus all accrued but unpaid dividends.

170,940 shares of Series A preferred stock are issued and outstanding as of March 31, 2015.

Mandatorily Redeemable Preferred Shares (Deferred Stock)

The Company’s subsidiary OHG is authorized to issue 50,000 shares of deferred stock, par value of £1per share.These shares are non-voting, non-participating,  redeemable and have been presented as a long-term liability.

Common Stock

The Company is authorized to issue 200 million shares of common stock, par value of $0.0001 per share.

During the three months ended March 31, 2015,  no share of common stock was issued.

During the year ended December 31, 2014, the Company:

●	issued 15,000 shares of common stock for services received with a fair value of $64,500.
●	issued 25,000 shares of common stock for services received, in connection with the $1 million private placement, with a fair value of $107,500

●	issued 75,000 shares of common stock for services received with a fair value of $322,500
●	issued 246,000 shares of common stock in settlement of amounts owing of $553,500

Stock Purchase Warrants

At March 31, 2015, the Company had reserved 2,811,642 shares of its common stock for the following outstanding warrants:

Number of Warrants	Exercise Price	Expiry

116,760	$0.86	no expiry date
1,209,675	4.25	January 2019
100,000	4.00	July 2016
60,000	6.55	December 2015
68,850	2.25	December 2018
402,786	3.00	December 2018
402,568	3.50	December 2018
450,000	-	May 2017

There were no warrants issued or exercised during the three months ended March 31, 2015.

Preferred Stock

The Company’s authorized capital includes 50,000,000 shares of preferred stock of $0.0001 par value.  The designation of rights including voting powers, preferences, and restrictions shall be determined by the Board of Directors before the issuance of any shares.

On July 21, 2014 the Company completed a private placement of 170,940 shares of mandatorily convertible Series A Preferred Stock that also included 100,000 Class B warrants, each warrant convertible to one share of common stock at an exercise price of $4 per share. The net proceeds of the offering were $982,000 after deducting offering costs.

The holders of Series A Preferred Stock are entitled to receive cumulative dividends during a period of twenty-four (24) months from and after the Issuance Date (the “Dividend Period”). During the Dividend Period for each outstanding share of Series Preferred Stock, dividends shall be payable quarterly in cash, at the rate of 10% per annum on or before each ninety (90) day period following the Issuance Date (each a “Dividend Payment Date”), with the first Dividend Payment Date to occur promptly following the three month period following the Issuance Date, and continuing until the end of the Dividend Period. Following the expiration of the Dividend Period, the holders of Series A Preferred Stock shall not be entitled to any additional dividend payment or coupon rate.

Shares of Series A Preferred Stock are convertible in whole or in part, at the option of the holders, into shares of common stock at $5.85 per share prior to the Maturity, and all outstanding shares of Series A Preferred Stock shall automatically convert to shares of common stock upon Maturity, provided however, at no time may holders convert shares of Series A Preferred Stock if the number of shares of common stock to be issued pursuant to such conversion would cause the number of shares of common stock beneficially owned by such holder and its affiliates to exceed 9.99% of the then issued and outstanding shares of common stock outstanding at such time, unless the holder provides us with a waiver notice in such form and with such content specified in the Series A Certificate of Designation.

Shares of Series A Preferred Stock are redeemable, at the option of the holders commencing any time after 12 months from and after the closing at a price equal to the original purchase price plus all accrued but unpaid dividends. In the event that the Company completes a financing of $10 million or greater prior to Maturity, the Series A Preferred Stock will be redeemed at a price equal to the original purchase price plus all accrued but unpaid dividends.

170,940 shares of Series A preferred stock are issued and outstanding as of December 31, 2014.

Mandatorily Redeemable Preferred Shares (Deferred Stock)

The Company’s subsidiary OHG is authorized to issue 50,000 shares of deferred stock, par value of £1.These shares are non-voting, non-participating,  redeemable and have been presented as a long-term liability.

Common Stock

The Company is authorized to issue 200 million shares of common stock, par value of $0.0001.

During the year ended December 31, 2014, the Company:

·	issued 15,000 shares of common stock for services received with a fair value of $64,500.
·	issued 25,000 shares of common stock for services received, in connection with the $1 million private placement, with a fair value of $107,500

·	issued 75,000 shares of common stock for services received in the future with a fair value of $322,500
·	issued 246,000 shares of common stock in settlement of amounts owing of $553,500

During the year ended December 31, 2013, the Company:

·	issued 5,000 shares of common stock for services received with a fair value of $30,000
·	issued 62,543 shares of common stock for services received with a fair value of $562,891.

·	issued 806,452 shares of common stock for $6 million cash.
·	issued 33,333 shares of common stock for services received with a fair value of $50,000.

·	issued 1,167,600 shares of common stock upon the exercise of warrants with an exercise price of $nil

Stock Purchase Warrants

At December 31, 2014, the Company had reserved 2,811,642 shares of its common stock for the following outstanding warrants:

Number of Warrants	Exercise Price	Expiry

116,760	$0.86	no expiry date
1,209,675	4.25	January 2019
100,000	4.00	July 2016
60,000	6.55	December 2015
68,850	2.25	December 2018
402,786	3.00	December 2018
402,568	3.50	December 2018
450,000	-	May 2017

During the year ended December 31, 2014 there were 100,000 warrants issued in connection with the $1 million private placement and 805,354 warrants issued in connection with the $3.5 million convertible debenture. An additional 450,000 performance warrants have been issued in connection with the $3.5 convertible debenture with the number of warrants, and exercise price, to be determined upon completion of the December 31, 2016 fiscal year. In addition there was an additional warrants issued to the holders of each of the 403,226 warrants issued in connection with the financing of February, 2013 such that there are now 1,209,675 warrants outstanding related to this financing. Further the exercise price for these warrants was reduced to $4.25 per share and the exercise period extended to January 2019. There were no warrants exercised during the year ended December 31, 2014.